Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred income tax expense		$ 274,489
Income tax benefit (expense)	(737)	225,450
Effective statutory federal income tax rate	35.00%	35.00%
Net operating loss carryforward	$ 28,730,000